Document And Entity Information	0 Months Ended
Apr. 05, 2011
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 05, 2011
Entity Registrant Name	ProShares Trust II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer